SHARE CAPITAL (Details) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended
	Feb. 28, 2014	Oct. 31, 2013	May 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Apr. 24, 2014	Sep. 30, 2014	Jun. 30, 2014	May 31, 2014	Oct. 23, 2013	Oct. 06, 2014	Apr. 23, 2014	Sep. 15, 2014
Common stock, value, authorized				$ 2,000,000	$ 500,000					$ 2,000,000	$ 500,000
Common Stock, Shares Authorized				200,000,000	50,000,000					200,000,000	50,000,000
Common stock, value, issued				801,000	305,000
Stock Issued During Period, Shares, Issued for Services	49,489		11,301		35,061
Shares issued		6,000,000
Share Price												$ 9.00
Net proceeds from share issuance		$ 51,200,000		$ 0	$ 51,167,000	$ 0
Share capital, par value (in dollars per share)				$ 0.01	$ 0.01					$ 0.01	$ 0.01
Common stock shares outstanding				80,121,550	30,472,061
Common Stock [Member]
Share Price													$ 7.85
Number of shares issued as consideration							15,500,000
Karpasia [Member]
Number of Vessels Acquired							1
Karpasia [Member] | Common Stock [Member]
Number of shares issued as consideration							3,100,000.0	3,100,000.0	31,000,000
Share price (in USD per share)							12.54							$ 12.54
Frontline 2012 [Member]
Number of SPCs acquired							5		13
Number of Capesize Newbuildings Acquired							5
Frontline 2012 [Member] | Common Stock [Member]
Number of shares issued as consideration							15,500,000.0		31,000,000
Share price (in USD per share)							12.54		11.51						$ 11.51